Fair Value of Financial Instruments - Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities measured at fair value on recurring basis			$ 2,118
Financial assets measured at fair value on recurring basis			3,260
Certificates of Deposit [Member]
Financial assets measured at fair value on recurring basis			246
US Treasury Securities [Member]
Financial assets measured at fair value on recurring basis			3,014
Fair Value, Inputs, Level 1 [Member]
Financial liabilities measured at fair value on recurring basis
Financial assets measured at fair value on recurring basis			3,260
Fair Value, Inputs, Level 1 [Member] | Certificates of Deposit [Member]
Financial assets measured at fair value on recurring basis			246
Fair Value, Inputs, Level 1 [Member] | US Treasury Securities [Member]
Financial assets measured at fair value on recurring basis			3,014
Fair Value, Inputs, Level 2 [Member]
Financial liabilities measured at fair value on recurring basis			273
Financial assets measured at fair value on recurring basis
Fair Value, Inputs, Level 2 [Member] | Certificates of Deposit [Member]
Financial assets measured at fair value on recurring basis
Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member]
Financial assets measured at fair value on recurring basis
Fair Value, Inputs, Level 3 [Member]
Financial liabilities measured at fair value on recurring basis			1,845
Financial assets measured at fair value on recurring basis
Fair Value, Inputs, Level 3 [Member] | Certificates of Deposit [Member]
Financial assets measured at fair value on recurring basis
Fair Value, Inputs, Level 3 [Member] | US Treasury Securities [Member]
Financial assets measured at fair value on recurring basis
Deerfield Warrant Liability [Member]
Financial liabilities measured at fair value on recurring basis	$ 134	$ 77	1,557
Deerfield Warrant Liability [Member] | Fair Value, Inputs, Level 1 [Member]
Financial liabilities measured at fair value on recurring basis
Deerfield Warrant Liability [Member] | Fair Value, Inputs, Level 2 [Member]
Financial liabilities measured at fair value on recurring basis
Deerfield Warrant Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Financial liabilities measured at fair value on recurring basis	134	77	1,557
Embedded Put Option [Member]
Financial liabilities measured at fair value on recurring basis	19	19	154
Embedded Put Option [Member] | Fair Value, Inputs, Level 1 [Member]
Financial liabilities measured at fair value on recurring basis
Embedded Put Option [Member] | Fair Value, Inputs, Level 2 [Member]
Financial liabilities measured at fair value on recurring basis
Embedded Put Option [Member] | Fair Value, Inputs, Level 3 [Member]
Financial liabilities measured at fair value on recurring basis	19	19	154
Fundamental Change and Make-Whole Interest Provisions Embedded in 2021 Notes [Member]
Financial liabilities measured at fair value on recurring basis
Fundamental Change and Make-Whole Interest Provisions Embedded in 2021 Notes [Member] | Fair Value, Inputs, Level 1 [Member]
Financial liabilities measured at fair value on recurring basis
Fundamental Change and Make-Whole Interest Provisions Embedded in 2021 Notes [Member] | Fair Value, Inputs, Level 2 [Member]
Financial liabilities measured at fair value on recurring basis
Fundamental Change and Make-Whole Interest Provisions Embedded in 2021 Notes [Member] | Fair Value, Inputs, Level 3 [Member]
Financial liabilities measured at fair value on recurring basis
Embedded Deerfield Note Put Option [Member]
Financial liabilities measured at fair value on recurring basis			134
Embedded Deerfield Note Put Option [Member] | Fair Value, Inputs, Level 1 [Member]
Financial liabilities measured at fair value on recurring basis
Embedded Deerfield Note Put Option [Member] | Fair Value, Inputs, Level 2 [Member]
Financial liabilities measured at fair value on recurring basis
Embedded Deerfield Note Put Option [Member] | Fair Value, Inputs, Level 3 [Member]
Financial liabilities measured at fair value on recurring basis			134
KVK Warrant Liability [Member]
Financial liabilities measured at fair value on recurring basis	31	24	273
KVK Warrant Liability [Member] | Fair Value, Inputs, Level 1 [Member]
Financial liabilities measured at fair value on recurring basis
KVK Warrant Liability [Member] | Fair Value, Inputs, Level 2 [Member]
Financial liabilities measured at fair value on recurring basis	31	24	273
KVK Warrant Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Financial liabilities measured at fair value on recurring basis
Optional Exchange Principal Amount Conversion Feature [Member[
Financial liabilities measured at fair value on recurring basis	184	120
Optional Exchange Principal Amount Conversion Feature [Member[ | Fair Value, Inputs, Level 1 [Member]
Financial liabilities measured at fair value on recurring basis
Optional Exchange Principal Amount Conversion Feature [Member[ | Fair Value, Inputs, Level 2 [Member]
Financial liabilities measured at fair value on recurring basis	31	24
Optional Exchange Principal Amount Conversion Feature [Member[ | Fair Value, Inputs, Level 3 [Member]
Financial liabilities measured at fair value on recurring basis	$ 153	$ 96